Summary of Significant Accounting Policies - Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Impairment losses	$ 0	$ 0	$ 0